Note Payable Issued in Restaurant.com Inc Transaction (Details Narrative) - USD ($)		12 Months Ended
	Mar. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	May 29, 2020
Debt instrument, face amount		$ 1,675,535	$ 942,200	$ 184,820
Notes Payable [Member]
Debt instrument, face amount		1,500,000	1,500,000
Accrued interest		162,300	73,973
Interest expenses		88,327	$ 73,973
Unsecured Debt [Member]
Debt instrument, face amount	$ 1,500,000	$ 1,500,000
Debt instrument maturity date	Mar. 01, 2023	Mar. 01, 2023
Debt instrument interest rate	6.00%